Schedule of Investments (unaudited) March 31, 2019	BlackRock Large Cap Focus Growth Fund (Percentages shown are based on Net Assets)

Security	Value

Mutual Fund — 100.1%
Master Large Cap Focus Growth Portfolio	$889,051,835

Total Investments — 100.1% (Cost: $680,570,330)	889,051,835

Liabilities in Excess of Other Assets — (0.1)%	(636,277)

Net Assets — 100.0%	$888,415,558

BlackRock Large Cap Focus Growth Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Large Cap Focus Growth Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $889,051,835 and 100.0%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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Schedule of Investments (unaudited) March 31, 2019	Master Large Cap Focus Growth Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.3%

Aerospace & Defense — 2.0%
Boeing Co.	46,526	$17,745,947

Automobiles — 2.4%
Ferrari NV	106,310	14,224,278
Tesla, Inc.(a)(b)	25,252	7,067,025

		21,291,303

Beverages — 2.4%
Constellation Brands, Inc., Class A	123,274	21,613,630

Biotechnology — 1.3%
Vertex Pharmaceuticals, Inc.(a)	62,055	11,415,017

Capital Markets — 4.0%
CME Group, Inc.	95,945	15,790,628
S&P Global, Inc.	92,309	19,435,660

		35,226,288

Chemicals — 0.9%
Sherwin-Williams Co.	19,224	8,279,969

Construction Materials — 1.5%
Vulcan Materials Co.	115,315	13,653,296

Entertainment — 3.1%
Netflix, Inc.(a)	76,528	27,286,824

Equity Real Estate Investment Trusts (REITs) — 2.2%
SBA Communications Corp.(a)	96,033	19,173,949

Health Care Equipment & Supplies — 8.6%
Align Technology, Inc.(a)	72,218	20,533,744
Becton Dickinson and Co.	79,748	19,915,468
Boston Scientific Corp.(a)	489,797	18,798,409
Intuitive Surgical, Inc.(a)	30,216	17,240,645

		76,488,266

Health Care Providers & Services — 4.5%
Centene Corp.(a)	221,255	11,748,641
UnitedHealth Group, Inc.	114,403	28,287,286

		40,035,927

Hotels, Restaurants & Leisure — 1.6%
Domino’s Pizza, Inc.	54,418	14,045,286

Interactive Media & Services — 7.8%
Alphabet, Inc., Class A(a)	25,491	30,000,103
IAC/InterActiveCorp(a)	72,678	15,270,375
Tencent Holdings Ltd.	530,128	24,379,419

		69,649,897

Internet & Direct Marketing Retail — 14.1%
Alibaba Group Holding Ltd. — ADR(a)	68,764	12,545,992
Amazon.com, Inc.(a)	52,782	93,991,546
MercadoLibre, Inc.(a)	37,882	19,233,828

		125,771,366

IT Services — 10.6%
Mastercard, Inc., Class A	153,267	36,086,715
PayPal Holdings, Inc.(a)	178,824	18,569,084
Visa, Inc., Class A	253,549	39,601,818

		94,257,617

Life Sciences Tools & Services — 1.7%
Illumina, Inc.(a)	48,932	15,202,683

Security	Shares	Value

Machinery — 1.0%
Xylem, Inc.	106,950	$8,453,328

Pharmaceuticals — 1.2%
Zoetis, Inc.	103,334	10,402,634

Professional Services — 2.8%
CoStar Group, Inc.(a)	54,048	25,209,068

Road & Rail — 1.8%
Union Pacific Corp.	96,814	16,187,301

Semiconductors & Semiconductor Equipment — 4.1%
ASML Holding NV, Registered Shares	92,198	17,337,834
NVIDIA Corp.	44,926	8,066,913
Xilinx, Inc.	90,674	11,496,556

		36,901,303

Software — 18.7%
Adobe, Inc.(a)	75,548	20,132,787
Autodesk, Inc.(a)	80,717	12,577,323
Coupa Software, Inc.(a)	73,426	6,680,297
Fair Isaac Corp.(a)	37,156	10,092,684
Intuit, Inc.	91,011	23,791,186
Microsoft Corp.	350,448	41,331,837
salesforce.com, Inc.(a)	195,133	30,903,213
ServiceNow, Inc.(a)	83,150	20,495,644

		166,004,971

Total Common Stocks — 98.3% (Cost: $630,145,990)		874,295,870

Preferred Stocks — 1.2%

Internet & Catalog Retail — 0.7%
Postmates, Inc. (Acquired 01/08/19, cost $5,910,000) 0.00%(a)(c)(d)	740,685	5,918,073

Leisure Products — 0.5%
Peloton Interactive, Inc. (Acquired 08/29/18, cost $3,834,263) 0.00%(a)(c)(d)	265,527	4,564,409

Total Preferred Stocks — 1.2% (Cost: $9,744,263)		10,482,482

Total Long-Term Investments — 99.5% (Cost: $639,890,253)		884,778,352

Short-Term Securities — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(e)(g)	7,112,896	7,112,896

SL Liquidity Series, LLC, Money Market Series, 2.67%(e)(f)(g)	5,273,090	5,274,144

Total Short-Term Securities — 1.4% (Cost: $12,387,068)		12,387,040

Total Investments — 100.9% (Cost: $652,277,321)		897,165,392

Liabilities in Excess of Other Assets — (0.9)%		(8,096,538)

Net Assets — 100.0%		$889,068,854

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Restricted security as to resale, excluding 144A securities. The Master Portfolio held restricted securities with a current value of $10,482,482, representing 1.2% of its net assets as of period end, and an original cost of $9,744,263.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2019	Master Large Cap Focus Growth Portfolio

(f)	Security was purchased with the cash collateral from loaned securities.
(g)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 06/30/2018	Net Activity	Shares Held at 03/31/2019	Value at 03/31/2019	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,114,629	(20,001,733)	7,112,896	$7,112,896	$252,465		$—	$—
SL Liquidity Series, LLC, Money Market Series	9,456,054	(4,182,964)	5,273,090	5,274,144	35,714	(b)	(2,845)	(28)

				$12,387,040	$288,179		$(2,845)	$(28)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$849,916,451	$24,379,419	$—	$874,295,870
Preferred Stocks(a)	—	—	10,482,482	10,482,482
Short-Term Securities	7,112,896	—	—	7,112,896

Subtotal	$857,029,347	$24,379,419	$10,482,482	$891,891,248

Investments Valued at net asset value(b)				5,274,144

Total Investments				$897,165,392

(a)	See above Schedule of Investments for values in each industry. Investments categorized as Level 2 are included in Interactive Media & Services.
(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended March 31, 2019, there were no transfers between levels.

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Schedule of Investments (unaudited) (continued) March 31, 2019	Master Large Cap Focus Growth Portfolio

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of June 30, 2018	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	738,219
Purchases	9,744,263
Sales	—

Closing Balance, as of March 31, 2019	$10,482,482

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(a)	$738,219

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

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